Net Fee and Commission Income	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Net Fee and Commission Income
28	NET FEE AND COMMISSION INCOME
Net fee and commission income for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Fee and commission income from:
Loans	¥132,523	¥123,472	¥118,225
Credit card business	304,787	304,238	290,034
Guarantees	64,422	67,846	63,112
Securities-related business	169,251	149,837	142,870
Deposits	14,763	14,045	12,650
Remittances and transfers	138,907	141,617	139,625
Safe deposits	4,160	4,349	4,546
Trust fees	4,885	4,680	4,629
Investment trusts	163,522	150,349	127,762
Agency	8,442	9,612	11,417
Others	168,720	177,087	186,907

Total fee and commission income	1,174,382	1,147,132	1,101,777

Fee and commission expense from:
Remittances and transfers	39,417	40,601	42,150
Others	162,306	163,221	136,201

Total fee and commission expense	201,723	203,822	178,351

Net fee and commission income	¥972,659	¥943,310	¥923,426

Fee and commission income can be mainly disaggregated into credit card business, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit.